SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Interest on lease liabilities (per ASC 842)	$ 97	$ 66	$ 77
Operating lease expense (per ASC 842)	866	828	775
Short-term lease expense (other than ASC 842)	44	20	4
Total lease expense	$ 910	$ 848	$ 779